Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016 [1]
Classes of current inventories [abstract]
Materials and supplies	¥ 1,071	¥ 1,200
Goods for resale	3,052	3,906
Inventories	¥ 4,123	¥ 5,106

[1]	restated